Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:
Level 1:    Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
Level 2:    Significant observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data.
Level 3:    Significant unobservable inputs that reflect a company's own assumptions about the assumptions that market participants would use in pricing an asset or liability.
A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The following is a description of the valuation methodologies used for assets recorded at fair value. The Company does not have any liabilities recorded at fair value. There have been no changes in the methodologies used at December 31, 2025 or 2024.
Mutual Funds and HomeTrust Bancshares, Inc. Common Stock
These investments are valued at the closing price reported on the active market on which individual securities are traded at the end of the plan year.
Self-Directed Brokerage Accounts
Accounts consist of money market funds, mutual funds, U.S. Treasury obligations, and various equity securities that are valued on the basis of readily determinable market prices. Money market funds are valued at the daily closing price as reported by the fund. U.S. Treasury obligations are valued based on quoted market prices of identical instruments in active markets.
Collective Investment Trusts
The net asset value ("NAV"), as provided by the Trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of the collective trust, the investment adviser reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.
The following tables present the financial assets measured at fair value on a recurring basis as of the following dates:

	December 31, 2025
	Level 1	Level 2	Level 3	Fair Value
Mutual funds	$2,280,666	$—	$—	$2,280,666
Self-directed brokerage accounts	2,588,074	—	—	2,588,074
HomeTrust Bancshares, Inc. common stock	34,496,172	—	—	34,496,172
Total	$39,364,912	$—	$—	39,364,912
Collective investment trusts(a) (b)				61,344,103
Total investments at fair value				$100,709,015

	December 31, 2024
	Level 1	Level 2	Level 3	Fair Value
Mutual funds	$2,052,277	$—	$—	$2,052,277
Self-directed brokerage accounts	2,867,162	—	—	2,867,162
HomeTrust Bancshares, Inc. common stock	28,511,760	—	—	28,511,760
Total	$33,431,199	$—	$—	33,431,199
Collective investment trusts(a) (b)				52,252,882
Total investments at fair value				$85,684,081
(a)Represents investments in collective investment trusts whose primary objective is to seek total return of long-term growth of capital and current income. There are no unfunded commitments, redemption frequency restrictions, or other redemption restrictions, except as mentioned above.
(b)In accordance with Accounting Standards Codification Subtopic 820-10, certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.
The Plan recognizes transfers between the levels as of the beginning of the reporting period. There were no transfers between levels for the year ended December 31, 2025.
The following table presents additional detail for the Company's common stock as of the dates indicated:

	December 31, 2025		December 31, 2024
	Allocated	Unallocated	Allocated	Unallocated
HomeTrust Bancshares, Inc. common shares
Number of shares	459,508	343,850	449,799	396,750
Cost	$4,595,080	$3,438,500	$4,497,990	$3,967,500
Fair value	$19,731,253	$14,764,919	$15,149,220	$13,362,540
The quoted market value per share of the Company's common stock at December 31, 2025 and 2024 was $42.94 and $33.68, respectively.
The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.